Deferred Revenue - Schedule of Deferred Revenue by Revenue Classification (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current deferred revenue
Total current deferred revenue	$ 61,269	$ 12,695	$ 14,048
Non-current deferred revenue
Total non-current deferred revenue	228,339	704
Total current and non-current deferred revenue	289,608	13,399	14,048
Sequencing Revenue
Current deferred revenue
Total current deferred revenue	12,419	11,238
Non-current deferred revenue
Total non-current deferred revenue	1,195	516
Total current and non-current deferred revenue		11,754	11,747
Development Revenue
Current deferred revenue
Total current deferred revenue	48,850	1,457
Non-current deferred revenue
Total non-current deferred revenue	$ 227,144	188
Total current and non-current deferred revenue		$ 1,645	$ 2,301